Note 16 - Stock Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
16.	STOCK BASED COMPENSATION

Prior to the Spin-Off, certain employees of Civeo participated in Oil States’ Equity Participation Plan (the Oil States Plan). The expense associated with these employees is reflected in the accompanying consolidated income statements. Effective May 30, 2014, our employees and non-employee directors began participating in the 2014 Equity Participation Plan of Civeo Corporation (the Civeo Plan). The Civeo Plan authorizes the Board of Directors to grant options, awards of restricted stock, performance awards, dividend equivalents, awards of deferred stock, and stock payments to our employees and non-employee directors. No more than 4.0 million shares of Civeo common stock may be awarded under the Civeo Plan.

In connection with the Spin-Off, stock based compensation awards granted under the Oil States Plan and held by Civeo grantees as of May 30, 2014 were replaced with substitute Civeo awards. Stock options were replaced with options to purchase Civeo common stock. Unvested restricted stock awards were replaced with substitute Civeo restricted stock awards. Unvested deferred stock awards were replaced with substitute Civeo deferred stock awards. Additionally, phantom shares granted under the Canadian Long-Term Incentive Plan were converted to units that entitle the recipient to a lump sum cash payment equal to the fair market value of a share of Civeo’s common stock on the respective vesting date. These replacements were intended to preserve the intrinsic value of the awards as of May 30, 2014. The substitution of these awards did not cause us to recognize incremental compensation expense as an equitable adjustment was required to be made as a result of the Spin-Off.

Stock-based compensation expense recognized in the years ended December 31, 2014, 2013 and 2012 totaled $8.9 million, $6.4 million and $3.3 million, respectively. Stock-based compensation expense is reflected in SG&A expense in our consolidated statements of operations.

Stock Options

The fair value of each option grant is estimated on the date of grant using a Black-Scholes option pricing model that uses the assumptions noted in the following table. The risk-free interest rate is based on the U.S. Treasury yield curve in effect for the expected term of the option at the time of grant. The dividend yield on Oil States’ common stock was assumed to be zero since they did not pay dividends and had no plans to do so prior to the Spin-Off. The expected market price volatility of Oil States’ common stock was based on an estimate made by them that considers the historical and implied volatility of its common stock as well as a peer group of companies over a time period equal to the expected term of the option. The expected life of the options awarded in 2014, 2013 and 2012 was based on a formula considering the vesting period, term of the options awarded and past experience. Information for periods prior to the Spin-Off is based on stock option awards for Oil States’ common stock.

	2014 (prior to Spin-Off)	2013	2012
Risk-free weighted interest rate	1.27%	0.6%	0.6%
Expected life (in years)	4.1	4.1	4.1
Expected volatility	38%	44%	57%

A total of 120,799 Oil States stock options were converted to 554,738 Civeo stock options at May 30, 2014, in connection with the Spin-Off. As such, no grant, exercise or cancellation activity occurred on Civeo stock option awards prior to May 30, 2014. The following table presents the changes in stock options outstanding and related information for our employees from the date of the Spin-Off through December 31, 2014:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Contractual Life (Years)	Intrinsic Value (Thousands)
Outstanding Options at May 30, 2014	554,738	$11.14
Granted	--	--
Exercised	(12,628)	11.95
Forfeited / Expired	(9,184)	16.43
Outstanding Options at December 31, 2014Total amortizable intangible assets	532,926	$11.03	3.4	$66,130

Exercisable Options at December 31, 2014	384,892	$8.24	1.8	$66,130

The total intrinsic value of options exercised by our employees during 2014 for periods prior to the Spin-Off, 2013 and 2012 was $5.0 million, $8.2 million and $6.2 million, respectively. The total intrinsic value of options exercised by our employees during 2014 for periods subsequent to the Spin-Off was $0.2 million. Oil States received all cash from option exercises during 2014 for periods prior to the Spin-Off, 2013 and 2012. The tax benefits realized by Oil States for the tax deduction from stock options exercised during 2014 for periods prior to the Spin-Off, 2013 and 2012 totaled $0.2 million, $0.6 million and $0.2 million, respectively.   The tax benefits realized for the tax deduction from stock options exercised during 2014 for periods subsequent to the Spin-Off totaled zero.

At December 31, 2014, unrecognized compensation cost related to stock options was $0.5 million, which is expected to be recognized over a weighted average period of 2.1 years.

The following table summarizes information for outstanding stock options of our employees at December 31, 2014:

			Options Outstanding			Options Exercisable
Range of Exercise Prices			Number Outstanding as of December 31, 2014	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable as of December 31, 2014	Weighted Average Exercise Price

$3.63			137,771	0.14	$3.63	137,771	$3.63
$8.21			174,508	1.13	$8.21	174,508	$8.21
$16.43			98,382	6.13	$16.43	45,060	$16.43
$17.48			51,087	8.14	$17.48	11,480	$17.48
$18.43			34,441	7.13	$18.43	16,073	$18.43
$21.87			36,737	9.13	$21.87	--	$--
$3.63	-	$21.87	532,926	3.41	$11.03	384,892	$8.24

Restricted Stock Awards/ Deferred Stock Awards

A total of 94,936 unvested Oil States restricted stock and deferred stock awards were converted to 435,999 unvested Civeo restricted stock awards at May 30, 2014, in connection with the Spin-Off. As such, no grant, exercise or cancellation activity occurred on Civeo restricted stock awards prior to May 30, 2014. Included in this total were 20,000 Oil States performance based restricted stock awards, which vested in an amount that depended on Oil States’ achievement of specified performance objectives. In conjunction with the Spin-Off transaction, the awards were cancelled and the holder was granted 91,848 unvested Civeo restricted stock awards, of which half vest in February 2015 and the other half vest in February 2016.

The following table presents the changes in restricted stock and deferred stock awards outstanding and related information for our employees from the date of the Spin-Off through December 31, 2014:

	Number of Awards	Weighted Average Grant Date Fair Value Per Share
Nonvested shares at May 30, 2014	435,999	$18.87
Granted	188,005	21.14
Vested	(19,358)	13.87
Forfeited	(27,764)	18.75
Nonvested shares at December 31, 2014Total amortizable intangible assets	576,882	$19.78

The weighted average grant date fair value per share for restricted stock and deferred stock awards granted in 2014 for periods prior to the Spin-Off, 2013 and 2012 was $100.43, $80.25 and $81.35, respectively. The weighted average grant date fair value per share for restricted stock and deferred stock awards granted in 2014 subsequent to the Spin-Off was $21.14. The total fair value of restricted stock and deferred stock awards vested during 2014 for periods prior to the Spin-Off, 2013 and 2012 was $2.7 million, $1.0 million and $0.8 million, respectively. The total fair value of restricted stock and deferred stock awards vested during 2014 for periods subsequent to the Spin-Off was $0.4 million. At December 31, 2014, unrecognized compensation cost related to restricted stock and deferred stock awards was $7.4 million, which is expected to be recognized over a weighted average period of 2.8 years.

Phantom ShareAwards

At May 30, 2014, in connection with the Spin-Off, a total of 123,183 awards outstanding under the Canadian Long-Term Incentive Plan were converted to 565,706 units that entitle the recipient to a lump sum cash payment equal to the fair market value of a share of Civeo’s common stock on the respective vesting date. These awards are accounted for as a liability that is remeasured at each reporting date until paid. On May 30, 2014, we granted 4,337 phantom stock awards, all of which vest in three equal annual installments beginning on May 30, 2015.

At December 31, 2014, the balance of the liability for the phantom stock awards was $0.7 million. At December 31, 2014, unrecognized compensation cost related to phantom shares was $1.1 million, as remeasured at December 31, 2014, which is expected to be recognized over a weighted average period of 1.8 years.